S-K 1603(a) SPAC Sponsor	Aug. 24, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Inflection Point Holdings VIII LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.